Subsequent Events	12 Months Ended
Jan. 31, 2026
PELICAN ACQUISITION CORPORATION
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after January 31, 2026 through the date the financial statements were issued. Based upon this review, the Company identified the following subsequent events requiring disclosure.

On February 17, 2026, the Registration Statement on Form S-4 relating to the proposed business combination among the Company, Greenland, March GL and PubCo was declared effective by the SEC. The Company filed its definitive proxy statement/prospectus on February 18, 2026 and began mailing the proxy materials to shareholders on or about February 20, 2026.

On March 17, 2026, the Company, without conducting any business, adjourned the Extraordinary General Meeting in order to finalize matters relating to the proposed transaction listed in the notice of extraordinary general meeting and the proxy statement. The Extraordinary General Meeting has been adjourned to Thursday, March 19, 2026 at 10:00 a.m. Eastern Time and will continue to be held virtually.

On March 19, 2026, the Company held the extraordinary general meeting of shareholders, at which shareholders approved the Business Combination and related proposals, including the approval of the Business Combination Agreement. The Business Combination Proposal was approved by approximately 92.53% of the votes cast. The completion of the Business Combination remains subject to the satisfaction or waiver of customary closing conditions. The closing of the Business Combination is currently expected to occur on or about March 24, 2026.

On February 27, 2026, Greenland paid certain expenses totaling $67,465 on behalf of the Company. As of the date the financial statements were issued, approximately $158,000 has been funded under this arrangement on behalf of the Company.